Subsequent events	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
Note 33. Subsequent events
The Company assessed events subsequent to December 31, 2023, to determine the need of a potential recognition or disclosure in these consolidated financial statements. The Company assessed such events through April 23, 2024, date in which these consolidated financial statements were made available for issue.
- On January 4, 2024, Vista Argentina paid interest for an amount of 112 corresponding to loan agreements signed with Banco Santander International in July 2021 and January 2022.
- On January 19, 2024, Vista Argentina paid interest for a total amount of 958 corresponding to loan agreement signed with ConocoPhillips Company.
- On January 19, 2024, Vista Argentina paid interest for an amount of 72 corresponding to loan agreement signed with Banco Santander International in January 2021.
- On January 25, 2024, Vista Argentina signed a loan Agreement with Banco Macro for a total amount of 35,000; at an annual interest rate of 7%, and expiration date between February 8, 2024, and March 19, 2024. As of the date of these consolidated financial statements, Vista Argentina pre- settled the mentioned agreements for a total amount of
35,229.
- On February 11, 2024, Vista Argentina paid interest for a total amount of
175 corresponding to ON XXI.
- On February 27, 2024, Vista Argentina paid interest for a total amount of

3,053
corresponding to ON XI and ON XII.
- During February, March and April, Vista Argentina made pay
m
ents to Oldelval for an amount of 19,492 related to Duplicar Plus Project (Note 17 and 28.1).
- During February,
Ma
rch and April, Vista Argentina made payments to Oiltanking for an amount of
7,773
related to project mentioned in Note 28.2.
- On March 1, 2024, Vista Argentina received payments by Aconcagua for an amount of
10,734
related to agreement mentioned in Note 1.2.1.

- On March 4, 2024, Vista Argentina paid interest for a total amount of 122 corresponding to ON VI y ON XIX.
- On March 5, 2024, Vista Argentina paid interest for a total amount of 151 corresponding to ON XX.
- On March 6, 2024, Vista Argentina paid interest for a total amount of 135 corresponding to ON XV.
- On March 6, 2024, Vista Argentina issued ON XXIII for an amount of 60,000 at a fixed rate 6.5% and expiration date in
March 2027.
- On March 18, 2024, Vista Argentina paid interest for a
to
tal amount of 651 corresponding to ON XIII.
- On March 18, 2024, Vista Argentina signed a loan ag
r
eement with Eurobanco Bank Ltd. for a total amount of 40,000 collateralized with a first priority lien; at an annual interest rate of 11.4%. On April 18, 2024, the loan was canceled for a total amount of 40,380.
- On March 21, 2024, Vista Argentina signed a loan ag
r
eement with Banco Provincia for a total amount of 9,950; at an annual interest rate of 59%, and expiration date as of April 30, 2024.
- On April 4, 2024, Vista Argentina paid interest for an
a
mount of 53 corresponding to loan agreements signed with Banco Santander International in July 2021 and January 2022.
- On April 5, 2024, Vista Argentina paid interest for an a
m
ount of 58 corresponding to loan agreement signed with Banco Santander International in January 2021.
There are no other events or transactions between the closing date and the date of issuance of these consolidated financial statements, April 23, 2024, that could significantly affect the Company’s financial position or profit or loss.